Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 56,860,845	$ 15,334,123
Receivables, trade	743,406	864,386
Working capital advances	534,571	1,573,955
Prepayments	471,563	223,471
Advances and deposits	1,894,317	423,703
Other receivables	321,810	498,259
Inventories	1,131,466	666,240
Total current assets	61,957,978	19,584,137
Non-current assets
Vessels and equipment, net of accumulated depreciation of $20.8 million (2012: $12.4 million)	201,700,229	125,478,619
Deferred drydock expenditure, net of accumulated amortization of $1.9 million (2012: $0.4 million)	1,339,238	2,517,789
Vessels under construction	89,015,139	29,012,560
Other non-current assets, net of accumulated depreciation of $0.1 million (2012: $0.05 million)	158,308	133,147
Deferred finance charges, net of accumulated amortization of $0.7 million (2012: $0.6 million)	3,794,741	3,234,216
Total non-current assets	296,007,655	160,376,331
TOTAL ASSETS	357,965,633	179,960,468
Current liabilities
Payables, trade	3,999,311	2,514,052
Charter revenue received in advance	1,806,600	851,045
Other payables	5,436	1,867
Amounts due to related parties	0	600,000
Accrued interest on loans	557,160	502,515
Current portion of long-term debt	9,100,000	6,819,918
Current portion of capital lease obligations	1,578,686	0
Total current liabilities	17,047,193	11,289,397
Non-current liabilities [Abstract]
Non-current portion of long-term debt	79,760,000	60,280,082
Non-current portion of capital lease obligations	28,800,329	0
Total non-current liabilities	108,560,329	60,280,082
Equity
Share capital ($0.01 par value, 250,000,000 shares authorized, 18,050,000 issued and outstanding at December 31, 2013 and 8,049,500 at December 31, 2012)	180,500	80,495
Additional paid in capital	244,702,577	116,992,857
Accumulated deficit	(12,524,966)	(8,682,363)
Total equity	232,358,111	108,390,989
TOTAL LIABILITIES AND EQUITY	$ 357,965,633	$ 179,960,468